Fair Value Measurements - Summary of Derivative Liabilities (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Related Party [Member]
Subsidiary, Sale of Stock [Line Items]
Beginning balance	$ 0	$ 1,936,827	$ 1,936,827	$ 0
Issuance of convertible notes with bifurcated embedded derivatives		707,000	1,126,451	1,398,595
Issuance of CP BF convertible notes with bifurcated embedded derivative				1,375
Extinguishment of Old Alco Note derivative				(70,000)
Change in fair value	0	137,285	(3,063,278)	606,857
Ending balance		2,781,112	0	1,936,827
Third Party [Member]
Subsidiary, Sale of Stock [Line Items]
Beginning balance	$ 0	845,473	845,473	4,000
Issuance of convertible notes with bifurcated embedded derivatives		0	559,390	586,405
Issuance of CP BF convertible notes with bifurcated embedded derivative				625
Extinguishment of Old Alco Note derivative				0
Change in fair value		32,415	(1,404,863)	254,443
Ending balance		$ 877,888	$ 0	$ 845,473